Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,270,456	$ 3,270,456
Accumulated depreciation	2,395,868	2,122,999
Finite-Lived Intangible Assets, Net	874,588	1,147,457
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,877,415	1,877,415
Accumulated depreciation	1,627,093	1,439,351
Finite-Lived Intangible Assets, Net	250,322	438,064
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	31,006	31,006
Accumulated depreciation	31,006	31,006
Finite-Lived Intangible Assets, Net
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,362,035	1,362,035
Accumulated depreciation	737,769	652,642
Finite-Lived Intangible Assets, Net	$ 624,266	$ 709,393